SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2017
Other revenue - licensing fees from authorized test centers
Revenue recognition
Licensing period (in years)	10 years
Test development services | Minimum
Revenue recognition
Period for development of tests	2 months
Test development services | Maximum
Revenue recognition
Period for development of tests	6 months